Cash Flow Adjustments and Changes in Working Capital	12 Months Ended
Jun. 30, 2022
Cash Flow Statement [Abstract]
Cash Flow Adjustments and Changes in Working Capital	Cash Flow Adjustments and Changes in Working Capital

Adjustments	2022 £’000	2021 £’000 (Restated) (1)	2020 £’000 (Restated) (1)
Depreciation, amortisation and impairment of non-financial assets	£28,969	£24,447	£18,251
Foreign exchange (gain) / loss	(9,876)	6,742	(2,162)
Interest income	(184)	(84)	(499)
Fair value movement of financial liabilities	842	302	49
Interest expense	2,014	2,081	1,893
Gain on disposal of non-current assets	(73)	(36)	(11)
Share-based compensation expense	35,005	24,427	15,663
Hyperinflation effect gain	17	189	(26)
Research and development tax credit	(2,211)	(2,642)	(1,600)
Gain on sale of subsidiary	—	—	(2,215)
Loss / (Gain) on sublease recognition	132	—	(472)
Gain on right of use assets disposals	(187)	(56)	(23)
Fair value movement of financial assets	(7)	(17)	(30)
Grant income	(642)	(503)	(670)
Total adjustments	£53,799	£54,850	£28,148

Net changes in working capital	2022 £’000	2021 £’000 (Restated) (1)	2020 £’000 (Restated) (1)
Increase in trade and other receivables	£(37,006)	£(19,505)	£(14,120)
Increase in trade and other payables	15,236	(1,855)	6,361
Net changes in working capital	£(21,770)	£(21,360)	£(7,759)
(1) Restated to include the effect of IFRIC agenda decision on cloud configuration and customisation costs (refer to note 3C for details).
Non-Cash Changes Arising from Financing Activities

Borrowings	Beginning of the year £’000	Proceeds from borrowings £’000	Repayment of borrowings £’000	Non-cash foreign exchange £’000	Non-cash Other £’000	End of the year £’000
2020	21	—	(21)	—	—	—
2021	—	—	—	—	—	—
2022	—	—	—	—	—	—

Grant received	Beginning of the year £’000	Cash received £’000	Grant income £'000	Non-cash foreign exchange £'000	Non-cash Other £'000	End of the year £'000
2020	127	888	(670)	(14)	—	331
2021 ( Restated) (1)	331	228	(503)	3	—	59
2022	59	139	(642)	7	—	(437)
(1) Restated to include the effects of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C for details).
The grants payable in 2020 and 2021 were presented in trade and other payables and the grant receivable in 2022 is presented in trade and other receivables.
The movement in lease liabilities for fiscal years 2022 and 2021 are disclosed in Note 23.